Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,831,000
Previously Paid Amount	0.00
Total Fee Amount	1,910.06
Total Offset Amount	0.00
Net Fee	1,910.06
Narrative - Max Aggregate Offering Price	$ 13,831,000
Final Prospectus	true